Long-Term Prepaid Expenses and Other Non-Current Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Long Term Prepaid Expenses Abstract
Long Term Prepaid Expenses and Other Non Current Assets
Note 14 – Long-Term Prepaid Expenses and Other Non-Current Assets

	As at December 31,
	2022	2021
	$ Thousands
Deferred expenses, net (1)	32,840	42,840
Contract costs	4,337	5,119
Other non-current assets	13,637	9,307
	50,814	57,266

(1)	Relates to deferred expenses, net for OPC’s connection fees to the gas transmission network and the electricity grid.